SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of external customer revenues by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 27,896	$ 27,635	[1]	$ 26,570	[1]
Property and equipment, net	3,023	3,261		2,701
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	1,011	774		1,455
Property and equipment, net	0	0		0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	11,975	18,166		17,673
Property and equipment, net	0	0		0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	0	8		12
Property and equipment, net	0	0		0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,993	7,092		6,766
Property and equipment, net	17	11		21
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,890	1,533		585
Property and equipment, net	3,006	3,250		2,680
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	27	62		79
Property and equipment, net	$ 0	$ 0		$ 0

[1]	Reclass